Related Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Apr. 30, 2021 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Interest expense			¥ 73,090	$ 10,013	¥ 69,472	¥ 45,607
NetEase Group [Member]
Related Party Transaction [Line Items]
Effective interest rate			2.80%	2.80%	3.50%
Interest expense			¥ 28,382		¥ 31,959	31,226
Amount drawn down under the facility			913,000		630,360		$ 125,080
NetEase [Member] | Revolving Loan Facility [Member]
Related Party Transaction [Line Items]
Effective interest rate	3.50%	2.80%
Interest expense			¥ 44,708		¥ 37,513	¥ 14,381
Debt Instrument, Term	3 years	3 years
Line of Credit Facility, Maximum Borrowing Capacity | $	$ 300,000	$ 300,000
Line of credit facility expiration date	Mar. 31, 2027	Mar. 31, 2024	Mar. 31, 2027	Mar. 31, 2027
Amount drawn down under the facility			¥ 913,000				$ 126,100
NetEase [Member] | Revolving Loan Facility [Member] | SOFR [Member]
Related Party Transaction [Line Items]
Debt instrument variable interest rate spread	1.10%
NetEase [Member] | Revolving Loan Facility [Member] | LIBOR [Member]
Related Party Transaction [Line Items]
Debt instrument variable interest rate spread		1.10%